Contingent Liabilities and Commitments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Grants received (in Dollars)	$ 5,830
Grants received percentage	100.00%
Total gross grants (in Dollars)	$ 5,830
Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Pay royalty amount percentage	3.00%
Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Pay royalty amount percentage	(5.00%)